Other (losses)/gains, net - Summary of Other (losses)/gains, net (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Gains Losses [Abstract]
Government grants and tax rebates (note)	¥ 245	¥ 132	¥ 52
Impairment provision for investments in associates (Note 16)	(4)	(43)	(2)
Net foreign exchange losses			(31)
Gain on step-up acquisition arising from business combination	19
Fair value change of investment		(37)	(30)
Gain on disposal of a subsidiary	32
Others	70	26	(18)
Other gains (losses)	¥ 362	¥ 78	¥ (29)